Combined and Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss)/income		$ 24,434,334	$ 4,393,471	$ (6,585,440)
Adjustments to reconcile net (loss)/income to net cash used in operating activities
Depreciation of property and equipment		143,794	29,513	14,655
Amortization of right-of use assets		805,292	800,694	502,419
Amortization of intangible assets		51,851
Write off of plant and equipment		4,356
Bad debt written off - other receivable		69,904
Allowance for expected credit losses		324,858
Deferred income taxes		795,923	463,989	(1,318,123)
Share-based compensation		4,766,783	129,446
Unrealized loss/(gain) on foreign exchange		(51,836)	111,707	412,592
Fair value loss/(gain) on crypto assets and liabilities		(6,029,314)	767	831
Fair value gain on crypto assets		(10,399,549)
Crypto assets received as revenue		(48,207,213)	(46,808,313)	(7,502,042)
Crypto assets received as revenue - USDC		(979,135)
Crypto assets paid as costs and expenses		33,179,554	22,633,785	6,485,191
Crypto assets received as other income		(6,534,111)
Crypto assets paid as other expense		167,749
Changes in operating assets and liabilities
Accounts receivable		(3,879,369)	(834,671)	(3,770,953)
Amount due from related parties		(4,314,715)	(1,175,587)	(594,456)
Prepaid expenses and other current assets		232,634	(1,710,957)	60,742
Accrued expenses and other current liabilities		1,466,321	5,290,567	1,014,686
Amount due to related parties		740,559	6,733,296	439,377
Conversion of proprietary crypto assets to fiat currency - USDC		925,170
Conversion of proprietary crypto assets to fiat currency		9,263,314
Operating lease obligations		(815,264)	(1,751,765)	(1,399,474)
Net cash used in operating activities		(3,838,110)	(11,694,058)	(12,239,995)
Cash flows from investing activities
Loans provided to customers		(11,200)	(77,711,373)	(34,932,998)
Loans repaid by customers		846,597	1,700,000
Acquisition of fixed assets		(380,113)	(160,066)	(61,522)
Acquisition of intangible assets		(311,101)
Acquisition of long term investment		(7,000,000)
Net cash used in investing activities		(6,855,817)	(76,171,439)	(34,994,520)
Cash flows from financing activities
Issuance of common shares to shareholders		4,428		19,250
Loans borrowed from related party			77,711,373	34,932,998
Loans repaid to related party		(54,371,290)	(18,700,000)
Deemed capital contribution			5,191,683	12,511,909
Funding from Parent Group upon completion of 2024 Reorganization			30,000,000
Net proceeds from initial public offering (“IPO”)		53,248,032
Payments for deferred offering costs			(850,000)
Purchase of treasury shares		(32,696)
Proceeds from exercise of share options		154
Net proceeds from private placement		13,781,345
Net cash provided by financing activities		12,629,973	93,353,056	47,464,157
Effect of exchange rate changes on cash and cash equivalents		(12,531)
Net increase in cash and cash equivalents		1,923,515	5,487,559	229,642
Cash and cash equivalents, beginning of period		5,926,655	439,096	209,454
Cash and cash equivalents, end of period		7,850,170	5,926,655	439,096
Supplemental information
Cash paid for income tax			6,088	287
Supplemental schedule of non-cash investing and financing activities
Crypto assets received as revenue	[1]	48,207,213	46,808,313	7,502,042
Crypto assets received as revenue - USDC		979,135
Crypto assets paid as costs and expenses	[1]	(33,179,554)	(22,633,785)	(6,485,191)
Crypto assets received as other income	[1]	6,534,111
Crypto assets paid as other expense	[1]	(167,749)
Deposit/(withdrawal) of custodial crypto assets, net	[1]	(1,916,041)	(373,732)	646,333
Loans provided to related party	[1]	(278,419,042)
Loans provided to customers	[1]	(887,879,223)	(614,343,955)	(309,818,893)
Loans provided to customers – USDC				(9,600,748)
Loans repaid by customers	[1]	593,182,363	605,472,804	17,844,313
Loans repaid by customers – USDC				428,486
Collateral received from related party	[1]	279,888,518
Collateral received from customers	[1]	1,901,052,016	1,176,240,978	414,952,584
Collateral returned to customers	[1]	(1,806,024,448)	(762,374,581)	(51,283,183)
Acquisition of investment	[1]		(4,993,550)	(2,999,700)
Loans borrowed from related party	[1]	1,183,144,951	579,960,843	309,818,893
Loans borrowed from related party – USDC				9,600,748
Loans repaid to related party	[1]	(508,068,759)	(575,345,884)	(17,844,313)
Loans repaid to related party – USDC				(428,486)
Collateral pledged to related party	[1]	(2,103,891,348)	(1,197,477,498)	(414,952,584)
Collateral returned from related party	[1]	1,685,386,710	829,400,586	51,283,183
Margin loan payment collected from related party	[1],[2]	536,399,831	335,362,834
Margin loan payment remitted to customer	[1],[2]	(521,201,516)	(326,916,796)
Margin loan repayment collected from customer	[1],[2]	463,850,261	117,964,950
Margin loan repayment returned to related party	[1],[2]	(485,637,648)	(120,792,421)
Margin loan collateral collected from customer	[1],[2]	583,998,731	132,084,182
Margin loan collateral remitted to related party	[1],[2]	(568,972,170)	(132,084,182)
Margin loan collateral collected from related party	[1],[2]	1,011,354,658	485,010,701
Margin loan collateral returned to customer	[1],[2]	(1,026,502,114)	(485,010,701)
Margin loan interest collected from customer	[1],[2]	58,015,708	15,641,145
Margin loan interest collected from customer - USDC	[2]	1,620
Margin loan interest remitted to related party	[1],[2]	(58,015,708)	(15,641,145)
Margin loan interest remitted to related party - USDC	[2]	(1,620)
Fund inflows between customers and related party through shared accounts	[1],[3]		34,537,507	2,744,963
Fund outflows between customers and related party through shared accounts	[1],[3]		(37,282,470)
Proceeds of amount due to related party	[1],[4]	4,510,437	55,539	5,515,524
Repayment of amount due to related party	[1],[4]	(1,746,444)	(2,990,552)	(3,162,870)
Deemed capital contribution - USDC			(100,025)	1,025,195
Conversion of proprietary crypto assets to fiat currency - USDC		(925,170)
Conversion of proprietary crypto assets to fiat currency	[1]	(9,263,314)
USDT payment to related party for Purchasing XAUt	[1],[5]	(104,073,507)
XAUt received from related party	[1],[5]	114,803,981
Collateral pledged to related party - XAUt	[1]	(92,289,229)
Proceeds from capital injection	[1],[6]	$ 41,031,667

[1]	These transactions were conducted in crypto assets.
[2]	Subsequent to the Reorganization, the Company established a dedicated clearing account, with strengthened detection capabilities, to facilitate the margin loan transactions where the Company serves the role of an agent. These transactions related to margin loans reflect the collection and remittance of funds to the customer and related party at inception and repayment of the loan. This arrangement was discontinued effective October 2025.
[3]	Prior to the Reorganization, the Company and related party shared the use of certain accounts. As a result, certain fund flows between related parties and customers, which were unrelated to the Company’s business activities, were routed through the Company’s shared accounts. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and margin loan interest receipts and remittances.
[4]	Prior to the Reorganization, during the initial setup of the Antalpha Prime platform, the Company received temporary crypto fund support from related party, which was subsequently settled in the ordinary course of operations. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and Margin loan interest receipts and remittances.
[5]	In connection with the Company’s announced strategy to diversify its digital asset treasury through stable and gold-backed instruments, the Company used 104 million of USDT to purchase XAUt. The acquired XAUt was subsequently pledged as collateral to the funding partner in exchange for funding.
[6]	Gross proceeds from the AURE PIPE financing, which were received in the form of USDT,